Expense Example, No Redemption - Invesco US Government Money Portfolio	Invesco Cash Reserve 1 Year	Invesco Cash Reserve 3 Years	Invesco Cash Reserve 5 Years	Invesco Cash Reserve 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	75	268	477	1,081	161	532	929	1,813	110	378	666	1,486	59	220	396	903	49	174	309	705